Derivative Liabilities (Details) - Schedule of Derivative Liability Warrants Outstanding - Warrant [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Derivative Liabilities (Details) - Schedule of Derivative Liability Warrants Outstanding [Line Items]
Outstanding | shares	306,828
Weighted average exercise price | $ / shares	$ 2.49
April 27, 2027 [Member]
Derivative Liabilities (Details) - Schedule of Derivative Liability Warrants Outstanding [Line Items]
Outstanding | shares	75,840
Expiry date	Apr. 27, 2027	[1]
Weighted average exercise price | $ / shares	$ 2.01
April 27, 2027 [Member]
Derivative Liabilities (Details) - Schedule of Derivative Liability Warrants Outstanding [Line Items]
Outstanding | shares	63,037
Expiry date	Apr. 27, 2027	[1]
Weighted average exercise price | $ / shares	$ 2.01
April 27, 2027 [Member]
Derivative Liabilities (Details) - Schedule of Derivative Liability Warrants Outstanding [Line Items]
Outstanding | shares	80,388
Expiry date	Apr. 27, 2027	[1]
Weighted average exercise price | $ / shares	$ 2.01
April 27, 2027 [Member]
Derivative Liabilities (Details) - Schedule of Derivative Liability Warrants Outstanding [Line Items]
Outstanding | shares	12,563
Expiry date	Apr. 27, 2027	[1]
Weighted average exercise price | $ / shares	$ 2.01
November 21, 2028 [Member]
Derivative Liabilities (Details) - Schedule of Derivative Liability Warrants Outstanding [Line Items]
Outstanding | shares	75,000
Expiry date	Nov. 21, 2028	[1]
Weighted average exercise price | $ / shares	$ 4

[1]	On April 28, 2023, the Company amended the warrant agreements for the 231,828 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.